Distribution Date:	01/17/25	CCUBS Commercial Mortgage Trust 2017-C1
Determination Date:	01/13/25
Next Distribution Date:	02/18/25
Record Date:	12/31/24	Commercial Mortgage Pass-Through Certificates
Series 2017-C1

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	UBS Commercial Mortgage Securitization Corp.
Certificate Factor Detail	3		General Information	(212) 713-2000
Certificate Interest Reconciliation Detail	4		1285 Avenue of the Americas | New York, NY 10019 | United States
		Master Servicer	Midland Loan Services
Additional Information	5
			askmidlandls.com	(913) 253-9000
Bond / Collateral Reconciliation - Cash Flows	6
			A Division of PNC Bank, N.A., 10851 Mastin Street, Building 82 | Overland Park, KS 66210 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Midland Loan Services
Current Mortgage Loan and Property Stratification	8-12		askmidlandls.com	(913) 253-9000
Mortgage Loan Detail (Part 1)	13-14		A Division of PNC Bank, N.A., 10851 Mastin Street, Building 82 | Overland Park, KS 66210 | United States
Mortgage Loan Detail (Part 2)	15-16	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Principal Prepayment Detail	17
			David Rodgers	(212) 310-9821
Historical Detail	18		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Delinquency Loan Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
			Corporate Trust Services (CMBS)	cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	21			trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 2	22		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	23
Historical Liquidated Loan Detail	24
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	12508GAQ9	2.288000%	10,150,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12508GAR7	3.312000%	118,871,000.00	14,675,554.27	35,706.00	40,504.53	0.00	0.00	76,210.53	14,639,848.27	36.33%	30.00%
A-SB	12508GAS5	3.462000%	15,396,000.00	8,678,861.88	271,075.63	25,038.52	0.00	0.00	296,114.15	8,407,786.25	36.33%	30.00%
A-3	12508GAT3	3.283000%	161,354,000.00	161,354,000.00	0.00	441,437.65	0.00	0.00	441,437.65	161,354,000.00	36.33%	30.00%
A-4	12508GAU0	3.544000%	181,951,000.00	181,951,000.00	0.00	537,361.95	0.00	0.00	537,361.95	181,951,000.00	36.33%	30.00%
A-S	12508GAX4	3.907000%	57,481,000.00	57,481,000.00	0.00	187,148.56	0.00	0.00	187,148.56	57,481,000.00	26.34%	21.75%
B	12508GAY2	4.159000%	29,612,000.00	29,612,000.00	0.00	102,630.26	0.00	0.00	102,630.26	29,612,000.00	21.19%	17.50%
C	12508GAZ9	4.429465%	33,095,000.00	33,095,000.00	0.00	122,160.95	0.00	0.00	122,160.95	33,095,000.00	15.44%	12.75%
D	12508GAA4	4.429465%	16,444,000.00	16,444,000.00	0.00	60,698.44	0.00	0.00	60,698.44	16,444,000.00	12.58%	10.39%
D-RR	12508GAC0	4.429465%	21,007,000.00	21,007,000.00	0.00	77,541.48	0.00	0.00	77,541.48	21,007,000.00	8.93%	7.38%
E-RR	12508GAE6	4.429465%	8,709,000.00	8,709,000.00	0.00	32,146.84	0.00	0.00	32,146.84	8,709,000.00	7.42%	6.13%
F-RR	12508GAG1	4.429465%	7,838,000.00	7,838,000.00	0.00	28,931.79	0.00	0.00	28,931.79	7,838,000.00	6.05%	5.00%
G-RR	12508GAJ5	4.429465%	8,710,000.00	8,710,000.00	0.00	11,763.91	0.00	0.00	11,763.91	8,710,000.00	4.54%	3.75%
NR-RR	12508GAL0	4.429465%	26,128,121.00	26,128,121.00	0.00	0.00	0.00	0.00	0.00	26,128,121.00	0.00%	0.00%
R	12508GAN6	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			696,746,121.00	575,683,537.15	306,781.63	1,667,364.88	0.00	0.00	1,974,146.51	575,376,755.52

X-A	12508GAV8	1.011549%	487,722,000.00	366,659,416.15	0.00	309,078.23	0.00	0.00	309,078.23	366,352,634.52
X-B	12508GAW6	0.316511%	120,188,000.00	120,188,000.00	0.00	31,700.68	0.00	0.00	31,700.68	120,188,000.00
Notional SubTotal			607,910,000.00	486,847,416.15	0.00	340,778.91	0.00	0.00	340,778.91	486,540,634.52

Deal Distribution Total					306,781.63	2,008,143.79	0.00	0.00	2,314,925.42

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12508GAQ9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12508GAR7	123.45781789	0.30037604	0.34074358	0.00000000	0.00000000	0.00000000	0.00000000	0.64111962	123.15744185
A-SB	12508GAS5	563.70887763	17.60688685	1.62630034	0.00000000	0.00000000	0.00000000	0.00000000	19.23318719	546.10199078
A-3	12508GAT3	1,000.00000000	0.00000000	2.73583332	0.00000000	0.00000000	0.00000000	0.00000000	2.73583332	1,000.00000000
A-4	12508GAU0	1,000.00000000	0.00000000	2.95333332	0.00000000	0.00000000	0.00000000	0.00000000	2.95333332	1,000.00000000
A-S	12508GAX4	1,000.00000000	0.00000000	3.25583341	0.00000000	0.00000000	0.00000000	0.00000000	3.25583341	1,000.00000000
B	12508GAY2	1,000.00000000	0.00000000	3.46583345	0.00000000	0.00000000	0.00000000	0.00000000	3.46583345	1,000.00000000
C	12508GAZ9	1,000.00000000	0.00000000	3.69122073	0.00000000	0.00000000	0.00000000	0.00000000	3.69122073	1,000.00000000
D	12508GAA4	1,000.00000000	0.00000000	3.69122111	0.00000000	0.00000000	0.00000000	0.00000000	3.69122111	1,000.00000000
D-RR	12508GAC0	1,000.00000000	0.00000000	3.69122102	0.00000000	0.00000000	0.00000000	0.00000000	3.69122102	1,000.00000000
E-RR	12508GAE6	1,000.00000000	0.00000000	3.69122058	0.00000000	0.00000000	0.00000000	0.00000000	3.69122058	1,000.00000000
F-RR	12508GAG1	1,000.00000000	0.00000000	3.69122097	0.00000000	0.00000000	0.00000000	0.00000000	3.69122097	1,000.00000000
G-RR	12508GAJ5	1,000.00000000	0.00000000	1.35062113	2.34059931	2.34059931	0.00000000	0.00000000	1.35062113	1,000.00000000
NR-RR	12508GAL0	1,000.00000000	0.00000000	0.00000000	3.69122066	34.16256990	0.00000000	0.00000000	0.00000000	1,000.00000000
R	12508GAN6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12508GAV8	751.77953045	0.00000000	0.63371804	0.00000000	0.00000000	0.00000000	0.00000000	0.63371804	751.15052124
X-B	12508GAW6	1,000.00000000	0.00000000	0.26375911	0.00000000	0.00000000	0.00000000	0.00000000	0.26375911	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	12/01/24 - 12/30/24	30	0.00	40,504.53	0.00	40,504.53	0.00	0.00	0.00	40,504.53	0.00
A-SB	12/01/24 - 12/30/24	30	0.00	25,038.52	0.00	25,038.52	0.00	0.00	0.00	25,038.52	0.00
A-3	12/01/24 - 12/30/24	30	0.00	441,437.65	0.00	441,437.65	0.00	0.00	0.00	441,437.65	0.00
A-4	12/01/24 - 12/30/24	30	0.00	537,361.95	0.00	537,361.95	0.00	0.00	0.00	537,361.95	0.00
X-A	12/01/24 - 12/30/24	30	0.00	309,078.23	0.00	309,078.23	0.00	0.00	0.00	309,078.23	0.00
X-B	12/01/24 - 12/30/24	30	0.00	31,700.68	0.00	31,700.68	0.00	0.00	0.00	31,700.68	0.00
A-S	12/01/24 - 12/30/24	30	0.00	187,148.56	0.00	187,148.56	0.00	0.00	0.00	187,148.56	0.00
B	12/01/24 - 12/30/24	30	0.00	102,630.26	0.00	102,630.26	0.00	0.00	0.00	102,630.26	0.00
C	12/01/24 - 12/30/24	30	0.00	122,160.95	0.00	122,160.95	0.00	0.00	0.00	122,160.95	0.00
D	12/01/24 - 12/30/24	30	0.00	60,698.44	0.00	60,698.44	0.00	0.00	0.00	60,698.44	0.00
D-RR	12/01/24 - 12/30/24	30	0.00	77,541.48	0.00	77,541.48	0.00	0.00	0.00	77,541.48	0.00
E-RR	12/01/24 - 12/30/24	30	0.00	32,146.84	0.00	32,146.84	0.00	0.00	0.00	32,146.84	0.00
F-RR	12/01/24 - 12/30/24	30	0.00	28,931.79	0.00	28,931.79	0.00	0.00	0.00	28,931.79	0.00
G-RR	12/01/24 - 12/30/24	30	0.00	32,150.53	0.00	32,150.53	20,386.62	0.00	0.00	11,763.91	20,386.62
NR-RR	12/01/24 - 12/30/24	30	793,231.10	96,444.66	0.00	96,444.66	96,444.66	0.00	0.00	0.00	892,603.76
Totals			793,231.10	2,124,975.07	0.00	2,124,975.07	116,831.28	0.00	0.00	2,008,143.79	912,990.38

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	2,314,925.42
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,209,663.69	Master Servicing Fee	7,088.29
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	4,803.60
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	247.86
ARD Interest	0.00	Operating Advisor Fee	1,432.39
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	282.56
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,209,663.69	Total Fees	13,854.71

Principal		Expenses/Reimbursements
Scheduled Principal	306,781.63	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	91,438.88
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	24,454.88
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	937.53
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	306,781.63	Total Expenses/Reimbursements	116,831.29

		Interest Reserve Deposit	70,832.50

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,008,143.79
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	306,781.63
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	2,314,925.42
Total Funds Collected	2,516,445.32	Total Funds Distributed	2,516,443.92

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	575,683,537.55	575,683,537.55	Beginning Certificate Balance	575,683,537.15
(-) Scheduled Principal Collections	306,781.63	306,781.63	(-) Principal Distributions	306,781.63
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	575,376,755.92	575,376,755.92	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	575,889,034.46	575,889,034.46	Ending Certificate Balance	575,376,755.52
Ending Actual Collateral Balance	575,632,160.04	575,632,160.04

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.40)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.40)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.43%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
5,000,000 or less	7	21,536,180.50	3.74%	33	4.8703	2.247329	1.40 or less	9	152,540,480.05	26.51%	25	4.6155	0.646912
5,000,001 to 10,000,000	8	61,050,443.91	10.61%	33	4.4055	2.144304	1.41 to 1.50	1	9,756,345.02	1.70%	33	4.5000	1.410000
10,000,001 to 15,000,000	5	66,426,975.35	11.54%	34	4.5627	0.743364	1.51 to 1.60	2	24,644,630.68	4.28%	33	4.6725	1.588851
15,000,001 to 20,000,000	2	35,990,675.04	6.26%	29	3.9686	2.021747	1.61 to 1.70	2	27,023,975.45	4.70%	34	4.5946	1.637553
20,000,001 to 25,000,000	9	206,452,520.69	35.88%	27	4.5405	2.197521	1.71 to 1.80	4	68,163,635.37	11.85%	33	4.4586	1.730035
25,000,001 to 35,000,000	3	95,519,960.43	16.60%	32	4.2374	1.692607	1.81 to 1.90	1	9,284,489.14	1.61%	33	4.4192	1.810000
35,000,001 to 45,000,000	2	88,400,000.00	15.36%	34	4.5558	1.572715	1.91 to 2.00	1	20,750,000.00	3.61%	34	4.7010	1.980000
45,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000	2.01 to 2.25	6	109,951,600.00	19.11%	34	4.6201	2.097711
Totals	36	575,376,755.92	100.00%	31	4.4573	1.835046	2.26 to 2.50	3	57,350,000.00	9.97%	30	3.6147	2.315100
							2.51 or greater	7	95,911,600.21	16.67%	33	4.3746	3.344360
							Totals	36	575,376,755.92	100.00%	31	4.4573	1.835046
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Alabama	2	2,545,589.80	0.44%	33	4.4026	2.650522	Virginia	1	24,000,000.00	4.17%	31	4.5110	2.720000
Arizona	3	13,884,060.70	2.41%	34	4.6011	1.661505	Washington, DC	1	5,350,000.00	0.93%	34	4.4700	1.710000
California	5	37,002,348.27	6.43%	33	4.4791	1.925741	West Virginia	1	1,876,009.27	0.33%	34	4.3690	2.080000
Cayman Islands	1	21,233,251.33	3.69%	(30)	5.4485	0.990000	Totals	93	575,376,755.92	100.00%	31	4.4573	1.835046
Colorado	2	11,984,992.30	2.08%	34	4.4910	2.619724
									Property Type³
Florida	3	5,002,784.15	0.87%	33	4.3965	2.953933
Georgia	5	3,860,017.13	0.67%	33	4.6100	1.590000		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Illinois	3	20,097,158.27	3.49%	33	4.5184	1.909587		Properties	Balance	Agg. Bal.			DSCR¹
Indiana	2	3,773,390.25	0.66%	34	4.3734	2.849995	Industrial	6	29,638,610.43	5.15%	34	4.3968	2.120994
Kansas	3	3,913,136.09	0.68%	33	4.4055	2.501710	Lodging	4	66,654,724.12	11.58%	11	4.8509	1.901940
Louisiana	2	3,848,404.12	0.67%	33	4.8341	1.487935	Mixed Use	9	144,388,770.08	25.09%	32	4.0619	2.238507
Maryland	1	31,619,960.43	5.50%	34	4.4500	1.740000	Multi-Family	16	102,581,961.33	17.83%	33	4.8215	1.725250
Michigan	4	28,269,972.03	4.91%	34	4.3964	2.209061	Office	26	122,149,197.52	21.23%	34	4.3736	1.511647
Minnesota	4	6,059,659.75	1.05%	33	4.3763	3.356156	Retail	32	109,963,492.40	19.11%	33	4.5076	1.649319
Nevada	2	40,273,807.29	7.00%	35	4.2696	3.153698	Totals	93	575,376,755.92	100.00%	31	4.4573	1.835046
New Jersey	4	56,808,028.40	9.87%	33	4.4182	1.395281
New York	19	166,739,146.40	28.98%	32	4.2094	1.228688
North Carolina	1	3,268,071.28	0.57%	34	5.0800	1.200000
Ohio	2	3,962,156.29	0.69%	34	4.9327	2.224659
Oklahoma	1	1,519,653.42	0.26%	33	4.4192	1.810000
Pennsylvania	2	45,159,885.58	7.85%	34	4.9292	2.080000
South Carolina	1	1,485,761.93	0.26%	33	4.3790	3.840000
Tennessee	1	3,998,552.93	0.69%	34	4.3690	2.080000
Texas	16	25,885,340.21	4.50%	33	4.5058	2.262152
Utah	1	1,955,618.27	0.34%	33	4.3790	3.840000

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	4.0000% or less	3	50,100,000.00	8.71%	29	3.4460	2.505110	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.0001% to 4.5000%	16	273,380,004.24	47.51%	34	4.3403	2.032791	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.5001% to 5.0000%	11	215,654,107.72	37.48%	33	4.6990	1.511574	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0001% or greater	6	36,242,643.96	6.30%	(4)	5.2997	1.341927	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	36	575,376,755.92	100.00%	31	4.4573	1.835046	49 months or greater	36	575,376,755.92	100.00%	31	4.4573	1.835046
								Totals	36	575,376,755.92	100.00%	31	4.4573	1.835046
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	36	575,376,755.92	100.00%	31	4.4573	1.835046	Interest Only	20	396,051,600.00	68.83%	33	4.3656	1.939442
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	299 months or less	16	179,325,155.92	31.17%	26	4.6598	1.604478
	Totals	36	575,376,755.92	100.00%	31	4.4573	1.835046	300 months to 350 months	0	0.00	0.00%	0	0.0000	0.000000
								351 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	36	575,376,755.92	100.00%	31	4.4573	1.835046
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		1	2,831,961.32	0.49%	34	5.1537	1.580000			No outstanding loans in this group
	12 months or less	34	555,254,119.56	96.50%	31	4.4508	1.840240
	13 months to 24 months	1	17,290,675.04	3.01%	30	4.5510	1.710000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	36	575,376,755.92	100.00%	31	4.4573	1.835046
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1A1B	30313494	Various Various		Various	Actual/360	4.369%	82,592.58	0.00	0.00	N/A	11/06/27	--	21,953,300.00	21,953,300.00	01/06/25
1A2B	30313495				Actual/360	4.369%	82,592.58	0.00	0.00	N/A	11/06/27	--	21,953,300.00	21,953,300.00	01/06/25
2A1A1	30313496	MU	New York	NY	Actual/360	3.430%	85,359.36	0.00	0.00	N/A	06/09/27	--	28,900,000.00	28,900,000.00	01/09/25
2A2A1	30313497				Actual/360	3.430%	55,232.53	0.00	0.00	N/A	06/09/27	--	18,700,000.00	18,700,000.00	01/09/25
3	30313498	OF	Brooklyn	NY	Actual/360	4.171%	159,471.23	0.00	0.00	N/A	11/01/27	--	44,400,000.00	44,400,000.00	12/01/24
4	30313499	MF	Eagleville	PA	Actual/360	4.944%	187,322.67	0.00	0.00	N/A	11/06/27	--	44,000,000.00	44,000,000.00	01/06/25
5	30313297	MF	New York	NY	Actual/360	4.712%	142,014.44	0.00	0.00	N/A	09/06/27	--	35,000,000.00	35,000,000.00	01/06/25
6A2	30313500	MU	Las Vegas	NV	Actual/360	4.250%	91,493.06	0.00	0.00	N/A	12/06/27	--	25,000,000.00	25,000,000.00	01/06/25
6A4	30313501				Actual/360	4.250%	36,597.22	0.00	0.00	N/A	12/06/27	--	10,000,000.00	10,000,000.00	01/06/25
7	30313502	OF	Lanham	MD	Actual/360	4.450%	121,357.17	49,907.21	0.00	N/A	11/06/27	--	31,669,867.64	31,619,960.43	08/06/24
10	30313504	MU	Morristown	NJ	Actual/360	4.355%	93,753.47	0.00	0.00	N/A	11/06/27	--	25,000,000.00	25,000,000.00	01/06/25
11	30313394	OF	Various	Various	Actual/360	4.610%	86,755.20	41,555.34	0.00	N/A	10/06/27	--	21,854,224.70	21,812,669.36	01/06/25
12	30299011	RT	Various	Various	Actual/360	4.379%	93,327.44	0.00	0.00	N/A	10/06/27	--	24,750,000.00	24,750,000.00	01/06/25
13	30313299	LO	Arlington	VA	Actual/360	4.511%	93,227.33	0.00	0.00	N/A	08/06/27	--	24,000,000.00	24,000,000.00	01/06/25
14	30313523	LO	Grand Cayman	CY	Actual/360	5.449%	99,788.93	35,705.96	0.00	N/A	07/06/22	07/06/25	21,268,957.29	21,233,251.33	01/01/25
15	30313506	MF	Various	NY	Actual/360	4.701%	83,997.73	0.00	0.00	N/A	11/06/27	--	20,750,000.00	20,750,000.00	01/06/25
17	30313416	LO	West Windsor	NJ	Actual/360	4.551%	67,854.36	23,895.26	0.00	N/A	07/06/27	--	17,314,570.30	17,290,675.04	01/06/25
19	30299170	RT	Naperville	IL	Actual/360	4.359%	52,289.09	27,445.63	0.00	N/A	11/06/27	--	13,930,445.53	13,902,999.90	01/06/25
20	30313509	MU	Los Angeles	CA	Actual/360	4.590%	57,857.82	24,069.69	0.00	N/A	11/06/27	--	14,638,285.07	14,614,215.38	01/06/25
21	30313510	RT	Sedona	AZ	Actual/360	4.600%	49,249.71	23,545.79	0.00	N/A	11/06/27	--	12,433,305.86	12,409,760.07	01/06/25
22	30313511	IN	Auburn Hills	MI	Actual/360	4.430%	51,498.75	0.00	0.00	N/A	11/06/27	--	13,500,000.00	13,500,000.00	01/06/25
23	30313512	RT	New York	NY	Actual/360	4.876%	50,385.33	0.00	0.00	N/A	11/06/27	--	12,000,000.00	12,000,000.00	12/06/20
24	30298989	RT	Various	Various	Actual/360	4.419%	35,400.86	18,251.82	0.00	N/A	10/06/27	--	9,302,740.96	9,284,489.14	01/06/25
25	30313414	MU	San Diego	CA	Actual/360	4.500%	37,865.27	15,336.69	0.00	N/A	10/06/27	--	9,771,681.71	9,756,345.02	01/03/25
26	30299174	RT	Grand Junction	CO	Actual/360	4.517%	37,921.46	0.00	0.00	N/A	11/06/27	--	9,750,000.00	9,750,000.00	01/06/25
27	30313513	RT	Santee	CA	Actual/360	4.300%	22,605.46	0.00	0.00	N/A	08/06/27	--	6,105,000.00	6,105,000.00	01/06/25
28	30313514	RT	Reno	NV	Actual/360	4.400%	20,021.27	10,399.96	0.00	N/A	10/06/27	--	5,284,207.25	5,273,807.29	01/06/25
29	30313515	RT	Battle Creek	MI	Actual/360	4.360%	20,794.61	7,863.44	0.00	N/A	09/06/27	--	5,538,665.90	5,530,802.46	01/06/25

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
30	30313516	RT	Washington	DC	Actual/360	4.470%	20,593.04	0.00	0.00	N/A	11/06/27	--	5,350,000.00	5,350,000.00	01/06/25
31	30313517	LO	Romeoville	IL	Actual/360	5.009%	17,849.34	7,407.13	0.00	N/A	09/06/27	--	4,138,204.88	4,130,797.75	01/06/25
32	30313518	OF	Santa Monica	CA	Actual/360	4.750%	16,501.34	7,494.44	0.00	N/A	10/06/27	--	4,034,282.31	4,026,787.87	01/06/25
33	30313519	RT	Durham	NC	Actual/360	5.080%	14,317.49	4,913.62	0.00	N/A	11/06/27	--	3,272,984.90	3,268,071.28	01/06/25
34	30299148	MF	Trotwood	OH	Actual/360	5.154%	12,589.69	4,890.44	0.00	N/A	11/06/27	--	2,836,851.76	2,831,961.32	01/06/25
35	30313520	RT	Baton Rouge	LA	Actual/360	5.102%	10,292.22	4,099.21	0.00	N/A	10/06/27	--	2,342,661.49	2,338,562.28	01/06/25
36	30313521	MU	Beverly Hills	CA	Actual/360	3.750%	8,072.92	0.00	0.00	N/A	06/06/27	--	2,500,000.00	2,500,000.00	01/06/25
37	30313522	MU	Brooklyn	NY	Actual/360	5.150%	10,820.72	0.00	0.00	N/A	10/06/27	--	2,440,000.00	2,440,000.00	01/06/25
Totals							2,209,663.69	306,781.63	0.00				575,683,537.55	575,376,755.92
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A1B	20,775,060.00	16,747,764.00	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
1A2B	20,775,060.00	16,747,764.00	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
2A1A1	192,107,241.40	191,541,997.00	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
2A2A1	192,107,241.40	191,541,997.00	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
3	5,901,219.60	1,460,498.00	01/01/24	03/31/24	--	0.00	0.00	159,280.07	159,280.07	0.00	0.00
4	3,374,990.45	4,665,917.21	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
5	4,159,150.99	4,117,670.07	01/01/24	10/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
6A2	17,749,873.24	28,433,609.74	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
6A4	17,749,873.24	28,433,609.74	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
7	7,443,491.12	6,187,424.87	01/01/24	09/30/24	01/13/25	23,064,291.46	88,281.77	82,456.25	767,364.85	1,036,342.77	0.00
10	10,879,651.00	6,537,064.00	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
11	20,077,588.08	39,096,122.07	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
12	57,024,039.30	34,698,439.54	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
13	6,103,190.03	6,696,183.67	04/01/23	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
14	7,879,378.81	7,548,395.34	01/01/24	09/30/24	11/07/22	0.00	0.00	0.00	0.00	0.00	0.00
15	1,580,496.64	1,991,349.07	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	4,955.48	0.00
17	4,341,560.12	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,999,970.99	1,809,855.09	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,797,941.97	1,634,882.10	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,687,988.87	1,522,779.92	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,370,552.02	1,387,418.05	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
23	86,910.99	(2,378,493.01)	01/01/24	09/30/24	03/11/24	760,094.95	34,117.12	46,553.14	2,364,770.11	1,680,921.36	0.00
24	4,699,459.00	4,768,498.00	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
25	2,596,245.81	2,299,822.82	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
26	973,393.53	1,123,297.39	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
27	575,000.00	143,751.00	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
28	599,336.00	589,978.91	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
29	882,754.69	948,792.76	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
30	501,534.46	437,973.43	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
31	745,143.97	899,283.37	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
32	288,995.91	385,421.94	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
33	340,669.81	288,857.08	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	299,855.72	239,879.56	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
36	596,570.16	603,702.13	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
37	203,763.09	278,758.65	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	2,664.26	0.00
Totals	610,275,192.41	603,430,264.51				23,824,386.41	122,398.89	288,289.46	3,291,415.03	2,724,883.87	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 27

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 17 of 27

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
01/17/25	0	0.00	0	0.00	2	43,619,960.43	1	12,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.457309%	4.429362%	31
12/17/24	1	44,400,000.00	0	0.00	2	43,669,867.64	1	12,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.457416%	4.429468%	32
11/18/24	0	0.00	1	31,723,490.74	1	12,000,000.00	1	12,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.457531%	4.429582%	33
10/18/24	1	31,773,002.74	0	0.00	1	12,000,000.00	1	12,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.457637%	4.429686%	34
09/17/24	0	0.00	0	0.00	1	12,000,000.00	1	12,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.457751%	4.429799%	35
08/16/24	0	0.00	0	0.00	1	12,000,000.00	1	12,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.457855%	4.429903%	36
07/17/24	0	0.00	0	0.00	1	12,000,000.00	1	12,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.457959%	4.430005%	37
06/17/24	0	0.00	0	0.00	1	12,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.458071%	4.430117%	38
05/17/24	0	0.00	0	0.00	1	12,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.458174%	4.430218%	39
04/17/24	0	0.00	0	0.00	1	12,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.458285%	4.430328%	40
03/15/24	0	0.00	0	0.00	1	12,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.458386%	4.430429%	41
02/16/24	0	0.00	0	0.00	1	12,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.458506%	4.430547%	42
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 18 of 27

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
3	30313498	12/01/24	0	B	159,280.07	159,280.07	0.00	44,400,000.00	08/01/24	98
7	30313502	08/06/24	4	6	82,456.25	767,364.85	1,070,437.05	31,875,364.55	08/01/24	98
23	30313512	12/06/20	48	6	46,553.14	2,364,770.11	2,097,072.48	12,000,000.00	06/10/20	3	08/12/22	02/01/22
Totals					288,289.46	3,291,415.03	3,167,509.53	88,275,364.55
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 27

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		21,233,251	21,233,251	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		554,143,505	510,523,544	31,619,960		12,000,000
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jan-25	575,376,756	531,756,795	0	0	43,619,960	0
Dec-24	575,683,538	487,613,670	44,400,000	0	43,669,868	0
Nov-24	576,012,294	532,288,803	0	31,723,491	12,000,000	0
Oct-24	576,316,536	532,543,533	31,773,003	0	12,000,000	0
Sep-24	576,642,845	564,642,845	0	0	12,000,000	0
Aug-24	576,944,568	564,944,568	0	0	12,000,000	0
Jul-24	577,245,086	565,245,086	0	0	12,000,000	0
Jun-24	577,567,804	565,567,804	0	0	12,000,000	0
May-24	577,865,832	565,865,832	0	0	12,000,000	0
Apr-24	578,186,151	566,186,151	0	0	12,000,000	0
Mar-24	578,481,709	566,481,709	0	0	12,000,000	0
Feb-24	578,823,211	566,823,211	0	0	12,000,000	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 20 of 27

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
3	30313498	44,400,000.00	44,400,000.00	175,000,000.00	09/25/17	1,248,479.50	1.07000	03/31/24	11/01/27	I/O
7	30313502	31,619,960.43	31,875,364.55	16,200,000.00	09/12/24	5,680,214.87	1.74000	09/30/24	11/06/27	273
14	30313523	21,233,251.33	21,233,251.33	160,300,000.00	09/16/22	5,382,729.69	0.99000	09/30/24	07/06/22	269
23	30313512	12,000,000.00	12,000,000.00	17,500,000.00	08/17/21	(2,389,938.01)	(4.03000)	09/30/24	11/06/27	I/O
Totals		109,253,211.76	109,508,615.88	369,000,000.00		9,921,486.05

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 27

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
3	30313498	OF	NY	08/01/24	98

1/13/2025 - The Loan was transferred to the Special Servicer on 8/1/2024 for Imminent Default as the Borrower notified the Lender they would be unable to service the Debt Service due to tenancy issues. The Loan is current on payments. The collateral con sists of a 36-story, 325,510 SF, Class A, multi-tenant office tower built/renovated in 1928/2014, and located in Brooklyn, New York (“Property”). The largest tenant, City University of New York (“CUNY”) (47,162 SF, 15% NRA, 18%

PGI), is set to vacate at the end of the 8/31/24 LXP, and a Cash Sweep is now fully implemented. The Borrower is seeking a Loan Modification. The Lender will continue to gather information from the Borrower while reserving all rights under the

Loan Documents.

7	30313502	OF	MD	08/01/24	98
Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

14	30313523	LO	CY	07/01/22	12

01/06/2025 - Loan transferred to special servicing due to a maturity default. The Borrower requested a four year extension. After several rounds of negotiations, the Borrower and Lender agreed to terms to a three year extension. The extension closed in April 2023 and the loan is no longer in default. During the closing it was determined that there was a violation of the reps and warrants under the MLPA. The Lender is working with the depositor to resolve a repurchase claim and the loan will be returned to Master Servicing once there is a resolution of the Repurchase Claim.

23	30313512	RT	NY	06/10/20	3
Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 22 of 27

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
10	30313504	0.00	4.35500%	0.00	4.35500%	10	04/27/21	04/06/21	05/28/21
10	30313504	0.00	4.35500%	0.00	4.35500%	10	05/28/21	04/06/21	04/27/21
13	30313299	24,000,000.00	4.51100%	24,000,000.00	4.51100%	8	05/19/20	06/05/20	06/08/20
13	30313299	0.00	4.51100%	0.00	4.51100%	8	06/08/20	06/05/20	05/19/20
14	30313523	0.00	5.44850%	0.00	5.44850%	8	04/26/23	04/26/23	05/08/23
17	30313416	18,000,000.00	4.55100%	18,000,000.00	4.55100%	8	05/20/20	06/05/20	05/28/20
17	30313416	0.00	4.55100%	0.00	4.55100%	8	05/28/20	06/05/20	05/20/20
21	30313510	13,639,914.59	4.60000%	13,639,914.59	4.60000%	8	06/08/20	06/05/20	06/11/20
21	30313510	0.00	4.60000%	0.00	4.60000%	8	06/11/20	05/06/20	06/08/20
31	30313517	4,516,301.53	5.00900%	4,516,301.53	5.00900%	8	06/02/20	06/06/20	06/04/20
31	30313517	0.00	5.00900%	0.00	5.00900%	8	06/04/20	06/06/20	06/02/20
Totals		60,156,216.12		60,156,216.12
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 23 of 27

Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.											Page 24 of 27

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© 2021 Computershare. All rights reserved. Confidential.										Page 25 of 27

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
3	0.00	0.00	9,558.33	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
7	0.00	0.00	6,817.82	0.00	0.00	88,281.77	0.00	0.00	0.00	0.00	0.00	0.00
10	0.00	0.00	0.00	0.00	937.53	0.00	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	0.00	4,578.73	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	0.00	3,500.00	0.00	0.00	3,157.11	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	24,454.88	0.00	937.53	91,438.88	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		116,831.29

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 27 of 27